Segment reporting - Other financial information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Geographical areas
Total assets	$ 86,775	$ 104,601
Goodwill and intangible assets	4,124	4,576
Property and equipment (note 6)	788	859	$ 527
Right-of-use assets	1,116	1,424
Amortization of intangible assets	1,029	881
Depreciation of property and equipment	518	352
Depreciation of right-of-use assets (note 8)	332	305
Canada
Geographical areas
Total assets	81,529	98,890
Goodwill and intangible assets	4,124	4,576
Property and equipment (note 6)	490	859
Right-of-use assets	1,106	1,325
Amortization of intangible assets	1,029	881
Depreciation of property and equipment	408	236
Depreciation of right-of-use assets (note 8)	234	212
USA
Geographical areas
Total assets	2,068	456
Property and equipment (note 6)	298
Depreciation of property and equipment	110
Germany
Geographical areas
Total assets	1,445	1,682
China
Geographical areas
Total assets	81
Right-of-use assets	10
Depreciation of right-of-use assets (note 8)	8
Finland
Geographical areas
Total assets	1,652	3,573
Right-of-use assets		99
Depreciation of property and equipment		116
Depreciation of right-of-use assets (note 8)	$ 90	$ 93